Stockholders' Equity (Details) - Schedule of stock option activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Stock Option Activity Abstract
Number of Options, Outstanding beginning Balance		950,236
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 5.44
Weighted average contractual life term, outstanding		8 years 9 months 25 days	9 years 5 months 23 days
Number of Options, Exercisable	742,528
Weighted Average Exercise Price, Exercisable	$ 4.52
Weighted Average Contractual Life, Exercisable	7 years 6 months 7 days
Total Intrinsic Value, Exercisable	$ 4,629,586	$ 1,685,099
Number of Options, Granted	100,000	383,125
Weighted Average Exercise Price, Granted	$ 8.8	$ 6.04
Weighted average contractual life term, Granted	9 years 11 months 12 days
Total Intrinsic Value, Granted	$ 196,000
Number of Options, Outstanding Ending Balance	1,012,736		950,236
Weighted Average Exercise Price, Outstanding Ending Balance	$ 5.32		$ 5.44
Weighted Average Contractual Life,Outstanding Ending Balance	8 years 18 days
Total Intrinsic Value,Outstanding Ending Balance	$ 5,505,984	$ 1,951,117
Number of Options, Forfeited		(420,625)
Weighted Average Exercise Price, Forfeited		$ 5.44
Number of Options, Outstanding Outstanding at December 31, 2021		912,736
Weighted Average Exercise Price, OutstandingOutstanding at December 31, 2021		$ 4.96
Weighted Average Contractual Life,Outstanding Outstanding at December 31, 2021		8 years 4 months 2 days
Total Intrinsic Value,Outstanding Outstanding at December 31, 2021		$ 1,951,117